Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Summary of Significant Accounting Policies
Cash and cash equivalents

The following represents the Company’s cash, cash equivalents and restricted cash as of September 30, 2021 and December 31, 2020 ($ in millions):

	September 30,	December 31,
	2021	2020
Cash and cash equivalents	$319.4	$570.8
Restricted cash	0.2	0.6
Total cash, cash equivalents and restricted cash	$319.6	$571.4

The following represents the Company’s cash, cash equivalents and restricted cash as of December 31, 2020 and 2019, ($ in millions).

	December 31,
	2020	2019
Cash and cash equivalents	$570.8	$270.0
Restricted cash	0.6	0.3
Total cash, cash equivalents and restricted cash	$571.4	$270.3

Restricted cash

The following represents the Company’s cash, cash equivalents and restricted cash as of September 30, 2021 and December 31, 2020 ($ in millions):

	September 30,	December 31,
	2021	2020
Cash and cash equivalents	$319.4	$570.8
Restricted cash	0.2	0.6
Total cash, cash equivalents and restricted cash	$319.6	$571.4

The following represents the Company’s cash, cash equivalents and restricted cash as of December 31, 2020 and 2019, ($ in millions).

	December 31,
	2020	2019
Cash and cash equivalents	$570.8	$270.0
Restricted cash	0.6	0.3
Total cash, cash equivalents and restricted cash	$571.4	$270.3